Financial Instruments - Summary of Deferred Gains and Losses on Cash Flow Hedges Currently Expected to Recognised in Future Period (Detail) £ in Millions	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	£ 33
Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	10
1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	13
2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	9
3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	1
Foreign currency hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	27
Foreign currency hedge reserve [member] | Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	4
Foreign currency hedge reserve [member] | 1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	13
Foreign currency hedge reserve [member] | 2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	9
Foreign currency hedge reserve [member] | 3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	1
Principal Amount of Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	1,138
Principal Amount of Hedges [Member] | Within 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	499
Principal Amount of Hedges [Member] | 1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	392
Principal Amount of Hedges [Member] | 2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	215
Principal Amount of Hedges [Member] | 3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) deferred in hedge reserve	£ 32